Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	71.11
Maximum Aggregate Offering Price	$ 177,775,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,551
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Marriott Vacations Worldwide Corporation (the “Registrant”) that become issuable under the Marriott Vacations Worldwide Corporation 2020 Equity Incentive Plan (the “Plan”) in accordance with the adjustment and anti-dilution provisions of the Plan.
Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $71.11, the average of the high and low price per share of the Registrant’s common stock as reported on the New York Stock Exchange on May 15, 2026.
Represents 2,500,000 shares of the Registrant’s common stock issuable under the Plan.